SHARE OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2022
Share Options And Warrants
SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

The Company operates share-based payment arrangements to remunerate Directors and key employees in the form of a share option scheme. It also issues options in lieu of fees to key suppliers and collaborators. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant.

	2022		2021
	Options	Weighted Average exercise price (cents)	Options	Weighted Average exercise price (cents)
Outstanding at 1 April	60,750,000	6.90	19,500,000	5.58
Granted	28,150,000	8.41	42,250,000	7.31
Forfeited	(16,500,000)	5.91	(750,000)	6.21
Exercised	-	-	(250,000)	6.21
Outstanding at 31 March	72,400,000	7.49	60,750,000	6.90
Exercisable at 31 March	14,437,500	7.36	9,250,000	6.21

	2020
	Weighted Average exercise price (cents)	Options
Outstanding at 1 April	5.58	23,000,000
Granted	-	-
Forfeited	(5.58)	(3,500,000)
Exercised	-	-
Outstanding at 31 March	5.58	19,500,000
Exercisable at 31 March	5.58	4,875,000

SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 March 2022 (‘000)
6 July 2018	6 July 2025	4.5p	2,000
20 August 2020	19 August 2028	15.5p	750
6 January 2021	5 January 2031	5p	40,000
12 January 2021	11 January 2031	7.9p	1,500
15 April 2021	15 April 2031	7.88p	5,000
31 August 2021	31 August 2031	4.9p	14,400
31 January 2022	30 January 2032	8.0p	8,750
Total			72,400

SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED

The model inputs for options granted during the year ended 31 March 2022 valued under the Black Scholes Valuation model are:

			Grant Date
	15 April 2021		31 August 2021		31 January 2022

Grant date share price	7.7	p	4.9	p	4.8	p
Exercise share price	7.9	p	4.9	p	8.0	p
Vesting periods	25% each year		25% each year		1.25m options vest 33% each year and 7.5m options have developmental milestone performance conditions

Risk free rate	0.35%		0.30%		0.97%
Expected volatility	80.20%		77.7%		83.0%
Option life	5 years		5 years		5 years

The model inputs for options granted during the year ended 31 March 2021 valued under the Black Scholes Valuation model included:

	20 August 2020		6 January 2021		12 January 2021
Grant date share price	15.5	p	0.8	p	0.79	p
Exercise share price	15.5	p	0.5	p	0.79	p
Vesting periods	25% each year		25% each year		33% in 6 months and 67% in 1 year
Risk free rate	0.15%		-0.01%		0.4%, 0.6%
Expected volatility	77.4%		77.5%		66.7%, 83.7%
Expected option life	5 years		5 years		6 months to 1 year

SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	31 March 2022		31 March 2021
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at 1 April	185,022,726	2.1	147,188,766	2.1
Granted	241,781,760	0.5	37,833,960	1.2
Exercised	(390,145,396)	0.7	-	-

Outstanding at 31 March	36,659,090	6.11	185,022,726	2.1

Exercisable at 31 March	1,659,090	10.30	149,568,181	1.1

SCHEDULE OF INPUTS FOR WARRANTS GRANTED
	29 May 2020

Grant date share price	1.75	p
Exercise share price	0.4	p

Risk free rate	0.25%
Expected volatility	79.6%
Expected life	3 years

SCHEDULE OF FAIR VALUE OF WARRANTS IN SERVICES

The Directors have estimated the fair value of the warrants in services provided during the year ending 31 March 2021 using the Black-Scholes valuation model based on the assumptions below.

	July 2020	May 2020	April 2020
Grant date share price	8.3p	2.8p	1.8p
Exercise share price	14p	2.8p	0.5p
Vesting periods	Fully vested	50% of these warrants shall only vest if the 5-day VWAP of the Company exceeds a 100% premium to the Exercise Price, and the remainder shall only vest if the 5-day VWAP of the Company exceeds a 200% premium to the Exercise Price (conditions have been met)	Fully vested

Risk free rate	0.68%	0.95%	0.22%
Expected volatility	88.1%	79.6%	82.4%
Expected life	2 years	3 years	5 years